SCHEDULE OF FAIR VALUE OF WARRANTS ISSUED (Details) - Warrant [Member]	Feb. 27, 2025	Jan. 06, 2025	Mar. 18, 2024
Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and right outstanding, measurement input	5	5	5
Measurement Input, Option Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and right outstanding, measurement input		2.4121
Measurement Input, Option Volatility [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants and right outstanding, measurement input	2.4175		2.1365
Measurement Input, Option Volatility [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants and right outstanding, measurement input			2.1719
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and right outstanding, measurement input
Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and right outstanding, measurement input	0.0409	0.0442
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants and right outstanding, measurement input			0.0434
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants and right outstanding, measurement input			0.0436